Note Investment Securities Held-to-maturity (HTM securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 1,483	$ 373
Less than 12 months Gross Unrealized Losses	17	2
12 months or more Fair Value	33,334	45,969
12 months or more Gross Unrealized Losses	21,606	12,316
Total Fair Value	34,817	46,342
Total Gross Unrealized Losses	21,623	12,318
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	373
Less than 12 months Gross Unrealized Losses	0	2
12 months or more Fair Value	33,334	45,969
12 months or more Gross Unrealized Losses	21,606	12,316
Total Fair Value	33,334	46,342
Total Gross Unrealized Losses	21,606	$ 12,318
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,483
Less than 12 months Gross Unrealized Losses	17
12 months or more Fair Value	0
12 months or more Gross Unrealized Losses	0
Total Fair Value	1,483
Total Gross Unrealized Losses	$ 17